Property and Equipment, Net - Summary of Depreciation Expense on Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 275,252	$ 205,937	$ 173,287
Cost of Revenues
Property, Plant and Equipment [Line Items]
Total depreciation expense	56,472	36,026	73,829
Selling and Marketing Expenses
Property, Plant and Equipment [Line Items]
Total depreciation expense	2,496	76,649	13,295
Research and Development Expenses
Property, Plant and Equipment [Line Items]
Total depreciation expense	39,093	35,171	11,024
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 177,191	$ 58,091	$ 75,139